1375 Anthony Wayne Dr
                                                          Wayne, PA. 19087
                                                          July 28, 1998

Securities & Exchange Commission
Public Filing Desk
Judiciary Plaza
45c Fifth Street, NW
Washington, D.C. 20549

Re:The O'Higgins Fund
   File Nos:   33 Act 333-39345    40 Act 811-08465

Ladies & Gentlemen:

                We submitted our first Post-effective O'Higgins Fund filing type 485APOS as required within six months of becoming effective on January 30, 1998. The undersigned officer of The O'Higgins Fund hereby certifies pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus (Part
A) is unchanged. Unaudited financials as of June 30, 1998 have been added to Part B Statement of Additional Information. These changes were added immediately after the certified audit as filed in our Preeffective Amendment No. 2.


                                                        Respectfully submitted


                                                        Bernard B. Klawans
                                                        President